Note 10 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(10)	Employee Benefit Plans

Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on
10%
to
22%
of the applicable payroll cost according to the specific requirements of the local regime government.

In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefits. The contribution percentages may
be different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.

For the years ended
December 31, 2015,
2016
and
2017,
the Group contributed
RMB47,955,
RMB57,090
and
RMB66,370,
respectively.